Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SURF AIR MOBILITY INC.
Entity Central Index Key	0001936224
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	36-5025592
Entity Address, Address Line One	12111 S. Crenshaw Blvd
Entity Address, City or Town	Hawthorne
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90250
City Area Code	424
Local Phone Number	332-5480
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	4522
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	330 N. Brand Boulevard
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	866
Local Phone Number	539-8692